Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity

NOTE 12—SHAREHOLDERS’ EQUITY

Common Stock

On May 8, 2012, the Company issued 5.1 million shares of common stock to the Parent with $0.01 nominal value for $22.2 million of proceeds. The proceeds from the issuance were used as equity contribution required under the terms of the Senior Secured Credit Facility in order to cure the covenant default for the period ended March 31, 2012. Also, on August 8, 2012, the Parent received an additional $140.0 million from shareholders and contributed the same amount to the Company through the issuance of 32.1 million shares of common stock with a nominal value of $0.01. The proceeds from the issuance of the common stock were used to repay a portion of the 2011 Term Loans in connection with the 2012 Amendment.

On May 30, 2014, the Company amended its Articles of Association to effect a 1-for-436.69219 reverse split of its issued and outstanding common stock and to increase its authorized shares of common stock to 50.0 billion. Pursuant to the reverse split, every 436.69219 shares of the Company’s then issued and outstanding common stock was converted into one share of common stock. The reverse split did not change the par value of the Company’s common stock. These consolidated financial statements and accompanying footnotes have been retroactively adjusted to give effect to the reverse split.

On June 17, 2014, the Company completed the IPO of 11,500,000 ordinary shares at a price of $19.00 per share. The number of ordinary shares at closing included 1,500,000 of shares sold pursuant to the underwriters’ over-allotment option. The Company received cash proceeds of $203.2 million from this transaction, net of underwriting discounts. These net proceeds were used by the Company for: i) the July 2014 repayment of $132.5 million in aggregate principal amount of the 8.750% Senior Notes due 2019, together with accrued and unpaid interest thereon of $5.2 million and a call premium of $4.0 million (see Note 10); ii) the payment of approximately $23.3 million in connection with the termination of the Advisory Agreement with Bain Capital (see Note 18); iii) the payment of approximately $5.1 million of advisory, accounting, legal and printing expenses directly related to the offering which were recorded as a reduction to additional paid-in capital in the consolidated balance sheets; and iv) general corporate purposes.